Segments	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segments
2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of four segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies.
Retail Banking offers a wide range of products and financial services to individuals and small businesses through our omni-channel presence comprising branches, ATMs, telephony, digital and intermediary channels. Retail Banking includes business banking customers, small businesses with simple banking needs and Santander Consumer Finance, predominantly a vehicle finance business.
–Corporate & Commercial Banking offers a wide range of financial services and solutions to more complex businesses across multiple sectors, typically with annual turnovers of between £2m and £500m. Service and expertise are provided by relationship managers, product specialists and through digital and telephony channels, and cover clients’ needs both in the UK and overseas.
–Corporate & Investment Banking services corporate clients with an annual turnover of £500m and above. CIB clients require specially tailored solutions and value-added services due to their size, complexity and sophistication. We provide these clients with products to manage currency fluctuations, protect against interest rate risk, and arrange capital markets finance and specialist trade finance solutions, as well as providing support to the rest of Santander UK’s business segments.
–Corporate Centre mainly includes the treasury, non-core corporate and legacy portfolios, as well as the Crown Dependencies. Corporate Centre is also responsible for managing capital and funding, balance sheet composition, structure, pension and strategic liquidity risk. To enable a more targeted and strategically aligned apportionment of capital and other resources, revenues and costs incurred in Corporate Centre are allocated to the three business segments. The non-core corporate and legacy portfolios are being run-down and/or managed for value.
The segmental basis of presentation in this Annual Report has changed following a management review of our structure. As a result, customer assets of £2.0bn and customer deposits of £3.1bn have been transferred from Business Banking (in Retail Banking) to CCB, non-core corporate mortgages of £0.4bn have been transferred from Corporate Centre to CCB, and a number of smaller business lines have been transferred from CIB to Corporate Centre. This resulted in an increase in profit before tax in Retail Banking of £18m (2019: decrease of £36m), a decrease in CCB of £9m (2019: increase of £24m), a decrease in CIB of £10m (2019: decrease of £1m), and an increase of £1m in Corporate Centre (2019: increase of £13m). The net impact for Santander UK was nil.
The segmental data below is presented in a manner consistent with the internal reporting to the committee which is responsible for allocating resources and assessing performance of the segments and has been identified as the chief operating decision maker. The segmental data is prepared on a statutory basis of accounting, in line with the accounting policies set out in Note 1. Transactions between segments are on normal commercial terms and conditions. Internal charges and internal UK transfer pricing adjustments are reflected in the results of each segment. Revenue sharing agreements are used to allocate external customer revenues to a segment on a reasonable basis. Funds are ordinarily reallocated between segments, resulting in funding cost transfers disclosed in operating income. Interest charged for these funds is based on Santander UK’s cost of wholesale funding. Interest income and interest expense have not been reported separately. The majority of segment revenues are interest income in nature and net interest income is relied on primarily to assess segment performance and to make decisions on the allocation of segment resources.
Results by segment

	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2020	£m	£m	£m	£m	£m
Net interest income/(expense)	3,105	364	55	(87)	3,437
Non-interest income	375	93	68	(15)	521
Total operating income/(expense)	3,480	457	123	(102)	3,958
Operating expenses before credit impairment losses, provisions and charges	(1,913)	(316)	(114)	(144)	(2,487)
Credit impairment losses	(308)	(294)	(7)	(36)	(645)
Provisions for other liabilities and (charges)/release	(175)	(12)	(10)	(77)	(274)
Total operating credit impairment losses, provisions and charges	(483)	(306)	(17)	(113)	(919)
Profit/(loss) before tax	1,084	(165)	(8)	(359)	552

Revenue from external customers	4,175	549	123	(889)	3,958
Inter-segment revenue	(695)	(92)	—	787	—
Total operating income/(expense)	3,480	457	123	(102)	3,958

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	441	41	10	—	492
–Insurance, protection and investments	65	—	—	—	65
–Credit cards	67	—	—	—	67
–Non-banking and other fees(2)	15	47	66	4	132
Total fee and commission income	588	88	76	4	756
Fee and commission expense	(335)	(19)	(10)	(9)	(373)
Net fee and commission income/(expense)	253	69	66	(5)	383

Customer loans	186,476	17,626	2,784	3,483	210,369
Total assets(3)	195,142	17,626	2,784	83,512	299,064
Customer deposits	152,167	24,985	6,506	8,074	191,732
Total liabilities	152,715	25,011	6,517	98,576	282,819

Average number of full-time equivalent staff	19,151	2,092	716	180	22,139
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.

	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2019	£m	£m	£m	£m	£m
Net interest income/(expense)	2,827	422	62	(16)	3,295
Non-interest income	691	109	70	5	875
Total operating income/(expense)	3,518	531	132	(11)	4,170
Operating expenses before credit impairment losses, provisions and charges	(1,980)	(324)	(130)	(92)	(2,526)
Credit impairment (losses)/releases	(156)	(45)	(22)	3	(220)
Provisions for other liabilities and charges	(290)	(22)	(16)	(115)	(443)
Total operating credit impairment losses, provisions and charges	(446)	(67)	(38)	(112)	(663)
Profit/(loss) before tax	1,092	140	(36)	(215)	981

Revenue from external customers	4,255	633	138	(856)	4,170
Inter-segment revenue	(737)	(102)	(6)	845	—
Total operating income/(expense)	3,518	531	132	(11)	4,170

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	696	49	13	—	758
–Insurance, protection and investments	76	—	—	1	77
–Credit cards	86	—	—	—	86
–Non-banking and other fees(2)	61	58	67	10	196
Total fee and commission income	919	107	80	11	1,117
Fee and commission expense	(373)	(23)	(17)	(15)	(428)
Net fee and commission income/(expense)	546	84	63	(4)	689

Customer loans	178,762	18,391	4,041	4,104	205,298
Total assets(3)	185,920	18,391	4,046	80,131	288,488
Customer deposits	142,735	20,546	6,102	8,438	177,821
Total liabilities	143,602	20,572	6,233	101,740	272,147

Average number of full-time equivalent staff	20,594	2,151	804	157	23,706

2018
Net interest income	3,076	470	69	(9)	3,606
Non-interest income	632	115	132	58	937
Total operating income	3,708	585	201	49	4,543
Operating expenses before credit impairment losses, provisions and charges	(1,914)	(318)	(203)	(128)	(2,563)
Credit impairment (losses)/releases	(135)	(8)	(14)	4	(153)
Provisions for other liabilities and charges	(228)	(16)	(8)	(8)	(260)
Total operating credit impairment losses, provisions and (charges)/releases	(363)	(24)	(22)	(4)	(413)
Profit/(loss) before tax	1,431	243	(24)	(83)	1,567

Revenue from external customers	4,361	750	245	(813)	4,543
Inter-segment revenue	(653)	(165)	(44)	862	—
Total operating income	3,708	585	201	49	4,543

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	690	49	14	—	753
–Insurance, protection and investments	105	—	—	—	105
–Credit card fees	85	—	—	—	85
–Non-banking and other fees(2)	76	65	81	5	227
Total fee and commission income	956	114	95	5	1,170
Fee and commission expense	(382)	(25)	(14)	—	(421)
Net fee and commission income	574	89	81	5	749

Customer loans	171,134	19,858	4,543	4,334	199,869
Total assets(3)	177,959	19,858	3,244	88,320	289,381
Customer deposits	139,976	19,695	4,853	7,607	172,131
Total liabilities	140,750	19,723	4,400	108,288	273,161

Average number of full-time equivalent staff	20,964	2,102	985	159	24,210
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.